Research and Developement and Software (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Research and Development and Software [Abstract]
Schedule of software's
	September 30, 2013	December 31, 2012
Software	$1,011,068	$258,933
Accumulated amortization	(64,137)	-
Asset Impairment	(946,931)	-
Software, net	$-	$258,933

	December 31, 2012	December 31, 2011
Software	$258,933	$-
Accumulated amortization	-	-
Software, net	$258,933	$-

Schedule of estimated future amortization expense of software
Year Ending December 31,
2013	$86,311
2014	86,311
2015	86,311
Total	$258,933